American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Debt Fund
January 31, 2023

Emerging Markets Debt Fund - Schedule of Investments
JANUARY 31, 2023 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 52.3%
Angola — 0.9%
Angolan Government International Bond, 8.25%, 5/9/28(1)		3,600,000	3,419,064
Angolan Government International Bond, 9.375%, 5/8/48(1)		2,090,000	1,869,609
			5,288,673
Argentina — 0.3%
Argentine Republic Government International Bond, 1.50%, 7/9/35		6,200,000	1,920,862
Azerbaijan — 0.2%
Republic of Azerbaijan International Bond, 3.50%, 9/1/32		1,400,000	1,219,160
Bahrain — 0.3%
Bahrain Government International Bond, 7.50%, 9/20/47		2,000,000	1,866,183
Brazil — 0.2%
Brazilian Government International Bond, 4.75%, 1/14/50		2,000,000	1,475,898
Cameroon — 0.4%
Republic of Cameroon International Bond, 9.50%, 11/19/25		2,600,000	2,526,104
Chile — 1.8%
Chile Government International Bond, 3.125%, 1/21/26		3,400,000	3,278,952
Chile Government International Bond, 2.75%, 1/31/27		4,000,000	3,754,489
Chile Government International Bond, 2.55%, 7/27/33		1,350,000	1,103,489
Chile Government International Bond, 4.00%, 1/31/52		3,700,000	3,014,749
			11,151,679
Colombia — 2.5%
Colombia Government International Bond, 3.875%, 4/25/27		125,000	113,511
Colombia Government International Bond, 3.125%, 4/15/31		500,000	379,515
Colombia Government International Bond, 8.00%, 4/20/33		2,000,000	2,051,685
Colombia Government International Bond, 7.50%, 2/2/34		1,214,000	1,201,200
Colombia Government International Bond, 6.125%, 1/18/41		4,500,000	3,712,867
Colombian TES, 7.00%, 6/30/32	COP	55,000,000,000	8,449,328
			15,908,106
Czech Republic — 3.8%
Czech Republic Government Bond, 0.25%, 2/10/27	CZK	624,410,000	23,733,025
Dominican Republic — 1.1%
Dominican Republic International Bond, 5.95%, 1/25/27		3,000,000	2,999,308
Dominican Republic International Bond, 4.50%, 1/30/30(1)		1,000,000	871,112
Dominican Republic International Bond, 7.05%, 2/3/31		200,000	200,000
Dominican Republic International Bond, 4.875%, 9/23/32		2,000,000	1,710,075
Dominican Republic International Bond, 5.30%, 1/21/41		1,400,000	1,125,727
			6,906,222
Ecuador — 0.8%
Ecuador Government International Bond, 0.00%, 7/31/30(1)(2)		6,000,000	2,578,741
Ecuador Government International Bond, 5.50%, 7/31/30		2,000,000	1,337,445
Ecuador Government International Bond, 2.50%, 7/31/35(1)		2,000,000	979,665
			4,895,851
Egypt — 1.7%
Egypt Government International Bond, 5.58%, 2/21/23(1)		1,000,000	997,820
Egypt Government International Bond, 5.80%, 9/30/27		2,000,000	1,664,275
Egypt Government International Bond, 7.625%, 5/29/32(1)		1,100,000	841,931
Egypt Government International Bond, 8.50%, 1/31/47		6,600,000	4,674,430
Egypt Government International Bond, 8.50%, 1/31/47(1)		3,700,000	2,622,915
			10,801,371

Ghana — 0.2%
Ghana Government International Bond, 8.125%, 1/18/26		3,200,000	1,301,994
Guatemala — 0.9%
Guatemala Government International Bond, 4.375%, 6/5/27(1)		2,000,000	1,921,992
Guatemala Government International Bond, 5.25%, 8/10/29(1)		300,000	293,322
Guatemala Government International Bond, 4.65%, 10/7/41(1)		1,500,000	1,254,617
Guatemala Government International Bond, 6.125%, 6/1/50(1)		2,000,000	1,950,559
			5,420,490
Indonesia — 5.8%
Indonesia Government International Bond, 4.65%, 9/20/32		1,740,000	1,736,870
Indonesia Government International Bond, 4.75%, 7/18/47		900,000	859,704
Indonesia Treasury Bond, 6.50%, 2/15/31	IDR	339,085,000,000	22,409,542
Indonesia Treasury Bond, 8.375%, 4/15/39	IDR	128,000,000,000	9,684,451
Perusahaan Penerbit SBSN Indonesia III, 4.70%, 6/6/32(1)		1,500,000	1,505,063
			36,195,630
Iraq — 0.1%
Iraq International Bond, 5.80%, 1/15/28		500,000	464,670
Ivory Coast — 0.3%
Ivory Coast Government International Bond, 6.125%, 6/15/33		2,400,000	2,138,854
Jordan — 0.1%
Jordan Government International Bond, 7.375%, 10/10/47(1)		1,000,000	903,307
Malaysia — 2.1%
Malaysia Government Bond, 4.70%, 10/15/42	MYR	7,500,000	1,877,818
Malaysia Government Bond, 4.07%, 6/15/50	MYR	49,500,000	11,120,063
			12,997,881
Mexico — 7.8%
Mexican Bonos, 8.00%, 12/7/23	MXN	194,500,000	10,101,201
Mexican Bonos, 7.75%, 5/29/31	MXN	216,500,000	10,878,175
Mexican Bonos, 10.00%, 11/20/36	MXN	279,200,000	16,433,368
Mexico Cetes, 0.00%, 2/23/23(2)	MXN	1,700,000,000	8,971,699
Mexico Government International Bond, 2.66%, 5/24/31		1,400,000	1,177,001
Mexico Government International Bond, 3.50%, 2/12/34		1,000,000	842,861
Mexico Government International Bond, 6.35%, 2/9/35		365,000	388,286
			48,792,591
Morocco — 0.2%
Morocco Government International Bond, 3.00%, 12/15/32		1,500,000	1,202,850
Morocco Government International Bond, 4.00%, 12/15/50(1)		100,000	68,990
			1,271,840
Nigeria — 0.5%
Nigeria Government International Bond, 6.50%, 11/28/27		3,500,000	2,886,416
Oman — 0.6%
Oman Government International Bond, 6.00%, 8/1/29		2,600,000	2,670,227
Oman Government International Bond, 6.75%, 1/17/48(1)		1,000,000	989,175
			3,659,402
Panama — 0.3%
Panama Government International Bond, 4.50%, 4/16/50		2,700,000	2,124,370
Paraguay — 0.3%
Paraguay Government International Bond, 5.40%, 3/30/50		2,000,000	1,789,772
Peru — 1.8%
Peruvian Government International Bond, 2.39%, 1/23/26		2,100,000	1,957,136
Peruvian Government International Bond, 4.125%, 8/25/27		3,600,000	3,508,364
Peruvian Government International Bond, 6.90%, 8/12/37	PEN	23,000,000	5,321,355
Peruvian Government International Bond, 3.55%, 3/10/51		1,000,000	739,981
			11,526,836

Philippines — 0.9%
Philippine Government International Bond, 5.50%, 1/17/48		888,000	926,507
Philippines Government International Bond, 5.95%, 10/13/47		4,001,000	4,397,240
			5,323,747
Poland — 2.5%
Republic of Poland Government Bond, 2.50%, 7/25/27	PLN	49,000,000	9,830,634
Republic of Poland Government Bond, 1.75%, 4/25/32	PLN	30,000,000	4,900,616
Republic of Poland Government International Bond, 5.75%, 11/16/32		850,000	920,686
			15,651,936
Romania — 1.3%
Romania Government Bond, 8.25%, 9/29/32	RONl	22,000,000	5,146,944
Romania Government International Bond, 6.00%, 5/25/34(1)		1,500,000	1,474,848
Romania Government International Bond, 7.625%, 1/17/53(1)		1,326,000	1,435,623
			8,057,415
Saudi Arabia — 0.9%
Saudi Government International Bond, 4.75%, 1/18/28(1)		1,084,000	1,099,501
Saudi Government International Bond, 5.50%, 10/25/32(1)		2,970,000	3,187,553
Saudi Government International Bond, 4.625%, 10/4/47(1)		1,400,000	1,275,246
			5,562,300
Serbia — 0.7%
Serbia International Bond, 6.50%, 9/26/33(1)		4,600,000	4,617,144
South Africa — 5.8%
Republic of South Africa Government Bond, 8.50%, 1/31/37	ZAR	682,500,000	31,885,566
Republic of South Africa Government International Bond, 5.75%, 9/30/49		6,000,000	4,593,180
			36,478,746
Thailand — 2.9%
Thailand Government Bond, 1.59%, 12/17/35	THB	678,800,000	18,004,447
Turkey — 1.4%
Turkey Government International Bond, 5.60%, 11/14/24		1,600,000	1,543,528
Turkey Government International Bond, 4.875%, 10/9/26		2,000,000	1,774,252
Turkey Government International Bond, 9.875%, 1/15/28		1,150,000	1,182,344
Turkey Government International Bond, 5.125%, 2/17/28		1,000,000	858,150
Turkey Government International Bond, 6.875%, 3/17/36		4,000,000	3,309,448
			8,667,722
Ukraine — 0.2%
Ukraine Government International Bond, 7.25%, 3/15/35(3)(4)		4,400,000	888,492
Ukraine Government International Bond, 7.25%, 3/15/35(1)(3)(4)		750,000	153,405
			1,041,897
United Arab Emirates — 0.5%
UAE International Government Bond, 4.95%, 7/7/52(1)		3,300,000	3,330,604
Uzbekistan — 0.2%
Republic of Uzbekistan International Bond, 4.75%, 2/20/24		1,000,000	983,745
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $329,835,090)			326,886,890
CORPORATE BONDS — 27.6%
Azerbaijan — 0.1%
State Oil Co. of the Azerbaijan Republic, 4.75%, 3/13/23		1,000,000	997,590
Brazil — 3.1%
Azul Investments LLP, 7.25%, 6/15/26(1)(5)		2,000,000	1,210,326
Banco do Brasil SA, 4.75%, 3/20/24		2,500,000	2,470,475
Banco Votorantim SA, 4.375%, 7/29/25		2,000,000	1,924,890
CSN Resources SA, 7.625%, 4/17/26		585,000	595,223
CSN Resources SA, 4.625%, 6/10/31(1)(5)		1,000,000	843,157
Embraer Netherlands Finance BV, 6.95%, 1/17/28(1)		4,000,000	4,125,160
Guara Norte Sarl, 5.20%, 6/15/34(1)		5,144,721	4,663,175

GUSAP III LP, 4.25%, 1/21/30(1)	2,000,000	1,902,860
MC Brazil Downstream Trading SARL, 7.25%, 6/30/31(1)	1,805,331	1,577,121
		19,312,387
Chile — 1.4%
Celulosa Arauco y Constitucion SA, 4.25%, 4/30/29	2,000,000	1,895,644
Empresa Nacional de Telecomunicaciones SA, 4.75%, 8/1/26	2,000,000	1,953,279
Falabella SA, 3.375%, 1/15/32(1)	1,700,000	1,383,358
Kenbourne Invest SA, 6.875%, 11/26/24(1)	854,000	795,031
Kenbourne Invest SA, 4.70%, 1/22/28(1)	1,599,000	1,198,100
VTR Finance NV, 6.375%, 7/15/28(1)	4,000,000	1,678,800
		8,904,212
China — 0.8%
Alibaba Group Holding Ltd., 4.20%, 12/6/47	950,000	789,506
Alibaba Group Holding Ltd., 4.40%, 12/6/57	1,159,000	968,015
Longfor Group Holdings Ltd., 3.95%, 9/16/29	2,000,000	1,677,804
Tencent Holdings Ltd., 3.24%, 6/3/50	2,550,000	1,759,742
		5,195,067
Colombia — 2.8%
Ecopetrol SA, 5.875%, 9/18/23	2,235,000	2,237,213
Ecopetrol SA, 6.875%, 4/29/30	3,900,000	3,660,481
Ecopetrol SA, 4.625%, 11/2/31	1,060,000	839,536
Ecopetrol SA, 8.875%, 1/13/33	2,225,000	2,285,442
Geopark Ltd., 5.50%, 1/17/27(1)	3,918,000	3,482,490
Millicom International Cellular SA, 4.50%, 4/27/31(1)(5)	2,200,000	1,865,336
Oleoducto Central SA, 4.00%, 7/14/27(1)	1,800,000	1,601,690
Promigas SA ESP / Gases del Pacifico SAC, 3.75%, 10/16/29(1)	1,800,000	1,503,594
		17,475,782
Dominican Republic — 0.2%
Banco De Reservas De La Republica Dominicana, 7.00%, 2/1/23	1,000,000	1,000,000
Ghana — 0.1%
Kosmos Energy Ltd., 7.125%, 4/4/26(1)	1,092,000	989,068
Guatemala — 0.2%
CT Trust, 5.125%, 2/3/32(1)	1,800,000	1,571,526
India — 1.0%
Adani Ports & Special Economic Zone Ltd., 3.375%, 7/24/24(1)	0	—
Adani Ports & Special Economic Zone Ltd., 4.00%, 7/30/27	0	—
Greenko Dutch BV, 3.85%, 3/29/26	2,101,000	1,886,236
Greenko Mauritius Ltd., 6.25%, 2/21/23(1)	2,642,000	2,636,716
Reliance Industries Ltd., 2.875%, 1/12/32(1)	1,910,000	1,591,002
		6,113,954
Indonesia — 1.9%
Cikarang Listrindo Tbk PT, 4.95%, 9/14/26	1,000,000	947,393
Indika Energy Capital IV Pte. Ltd., 8.25%, 10/22/25(1)	2,000,000	2,008,754
Indonesia Asahan Aluminium Persero PT, 5.45%, 5/15/30(1)	1,000,000	996,560
Indonesia Asahan Aluminium Persero PT, 5.80%, 5/15/50(1)	2,250,000	2,044,790
Medco Bell Pte Ltd., 6.375%, 1/30/27(1)	1,668,000	1,603,828
Pertamina (Persero) PT, 6.50%, 5/27/41	2,300,000	2,421,208
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara, 3.00%, 6/30/30	2,000,000	1,708,777
		11,731,310
Israel — 0.8%
Altice Financing SA, 5.00%, 1/15/28	1,000,000	851,515
Energean Israel Finance Ltd., 4.50%, 3/30/24(1)	1,857,000	1,816,109
Israel Electric Corp. Ltd., 6.875%, 6/21/23	2,203,000	2,215,410
		4,883,034

Kazakhstan — 0.3%
KazMunayGas National Co. JSC, 4.75%, 4/19/27	500,000	464,998
KazMunayGas National Co. JSC, 5.75%, 4/19/47	1,500,000	1,202,788
		1,667,786
Luxembourg — 0.4%
EIG Pearl Holdings Sarl, 3.55%, 8/31/36(1)	500,000	436,062
Petrorio Luxembourg Trading Sarl, 6.125%, 6/9/26(1)	2,500,000	2,404,525
		2,840,587
Mexico — 4.7%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/25	1,000,000	1,003,415
BBVA Bancomer SA, VRN, 5.125%, 1/18/33(1)	2,000,000	1,903,600
Braskem Idesa SAPI, 6.99%, 2/20/32(1)	3,200,000	2,374,656
Cometa Energia SA de CV, 6.375%, 4/24/35(1)	2,785,250	2,722,810
FEL Energy VI Sarl, 5.75%, 12/1/40(1)	6,985,061	6,076,724
Industrias Penoles SAB de CV, 4.75%, 8/6/50(1)	1,750,000	1,506,385
Infraestructura Energetica Nova SAPI de CV, 4.75%, 1/15/51(1)	4,300,000	3,376,711
Minera Mexico SA de CV, 4.50%, 1/26/50(1)	1,753,000	1,404,425
Petroleos Mexicanos, 5.35%, 2/12/28(5)	2,000,000	1,746,327
Petroleos Mexicanos, 5.95%, 1/28/31	7,100,000	5,693,089
Petroleos Mexicanos, 6.70%, 2/16/32	1,982,000	1,647,905
Petroleos Mexicanos, 10.00%, 2/7/33(1)	839,000	3,776
		29,459,823
Nigeria — 0.9%
IHS Netherlands Holdco BV, 8.00%, 9/18/27(1)	4,000,000	3,620,600
SEPLAT Energy PLC, 7.75%, 4/1/26(1)	2,000,000	1,756,880
		5,377,480
Panama — 0.5%
C&W Senior Financing DAC, 6.875%, 9/15/27(1)	3,095,000	2,949,133
Peru — 0.6%
Inkia Energy Ltd., 5.875%, 11/9/27	1,122,000	1,048,818
Petroleos del Peru SA, 4.75%, 6/19/32	1,000,000	763,750
Petroleos del Peru SA, 5.625%, 6/19/47(1)	2,900,000	1,938,128
		3,750,696
Qatar — 0.7%
Ooredoo International Finance Ltd., 5.00%, 10/19/25	300,000	302,810
Ooredoo International Finance Ltd., 2.625%, 4/8/31(1)	400,000	352,006
Ooredoo International Finance Ltd., 4.50%, 1/31/43(1)	2,000,000	1,940,528
Ras Laffan Liquefied Natural Gas Co. Ltd. 3, 6.33%, 9/30/27	1,646,000	1,695,791
		4,291,135
Saudi Arabia — 3.4%
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 3/21/23	7,400,000	7,391,727
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/27	1,000,000	980,253
SA Global Sukuk Ltd., 2.69%, 6/17/31(1)	1,290,000	1,143,617
SABIC Capital II BV, 4.00%, 10/10/23	6,041,000	5,991,253
Saudi Arabian Oil Co., 3.25%, 11/24/50	8,000,000	5,817,312
		21,324,162
South Africa — 0.6%
Eskom Holdings SOC Ltd., 6.75%, 8/6/23(1)	1,200,000	1,183,056
Eskom Holdings SOC Ltd., 6.35%, 8/10/28(1)	2,000,000	1,917,240
Prosus NV, 4.19%, 1/19/32	520,000	447,553
		3,547,849
South Korea — 0.5%
Woori Bank, VRN, 5.31%, (3-month LIBOR plus 0.87%), 2/1/23	3,000,000	3,000,000
Spain — 0.8%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 5.375%, 12/30/30(1)	6,860,000	4,907,455

United Arab Emirates — 0.7%
DP World Crescent Ltd., 3.91%, 5/31/23		3,000,000	2,987,745
DP World Crescent Ltd., 4.85%, 9/26/28		800,000	810,764
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(1)		1,111,510	911,197
			4,709,706
United States — 0.7%
SierraCol Energy Andina LLC, 6.00%, 6/15/28(1)		5,000,000	4,131,522
Zambia — 0.4%
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)		1,600,000	1,599,672
First Quantum Minerals Ltd., 6.875%, 10/15/27(1)		1,000,000	970,680
			2,570,352
TOTAL CORPORATE BONDS (Cost $190,995,350)			172,701,616
U.S. TREASURY SECURITIES — 2.2%
U.S. Treasury Bonds, 2.00%, 8/15/51		2,000,000	1,418,633
U.S. Treasury Notes, 2.875%, 8/15/28(6)		3,885,000	3,739,995
U.S. Treasury Notes, 1.25%, 8/15/31		3,000,000	2,518,008
U.S. Treasury Notes, 1.875%, 2/15/32(6)		6,700,000	5,880,035
TOTAL U.S. TREASURY SECURITIES (Cost $16,037,986)			13,556,671
PREFERRED STOCKS — 0.2%
India — 0.1%
Network i2i Ltd., 3.98%(5)		1,000,000	909,656
Mexico — 0.1%
Banco Mercantil del Norte SA, 8.375%(1)		600,000	617,520
TOTAL PREFERRED STOCKS (Cost $1,401,369)			1,527,176
SHORT-TERM INVESTMENTS — 17.4%
Money Market Funds — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio(7)		3,634,648	3,634,648
Repurchase Agreements — 14.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 10/31/23 - 11/30/23, valued at $22,527,326), in a joint trading account at 4.22%, dated 1/31/23, due 2/1/23 (Delivery value $22,084,159)			22,081,571
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.875%, 1/15/26, valued at $71,101,227), at 4.28%, dated 1/31/23, due 2/1/23 (Delivery value $69,715,287)			69,707,000
			91,788,571
Treasury Bills(8) — 2.2%
Malaysia Islamic Treasury Bill, 2.74%, 2/23/23	MYR	50,000,000	11,701,115
U.S. Treasury Bills, 4.26%, 2/21/23		2,000,000	1,995,096
			13,696,211
TOTAL SHORT-TERM INVESTMENTS (Cost $108,618,270)			109,119,430
TOTAL INVESTMENT SECURITIES—99.7% (Cost $646,888,065)			623,791,783
OTHER ASSETS AND LIABILITIES — 0.3%			1,797,874
TOTAL NET ASSETS — 100.0%			$625,589,657

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	91,033,785	USD	17,007,713	Goldman Sachs & Co.	3/15/23	$790,540
BRL	30,435,435	USD	5,750,129	Goldman Sachs & Co.	3/15/23	200,382
BRL	35,089,978	USD	6,574,235	Goldman Sachs & Co.	3/15/23	286,299
BRL	7,317,919	USD	1,394,375	Goldman Sachs & Co.	3/15/23	36,370

BRL	39,953,529	USD	7,322,418	Goldman Sachs & Co.	3/15/23	489,001
BRL	18,998,220	USD	3,653,033	Goldman Sachs & Co.	3/15/23	61,359
BRL	32,359,417	USD	6,325,758	Goldman Sachs & Co.	3/15/23	916
USD	5,919,101	BRL	32,204,054	Goldman Sachs & Co.	3/15/23	(377,198)
USD	7,458,289	BRL	38,647,360	Goldman Sachs & Co.	3/15/23	(97,758)
USD	3,559,716	BRL	18,345,104	Goldman Sachs & Co.	3/15/23	(26,983)
CLP	11,660,444,458	USD	13,255,325	Bank of America N.A.	3/15/23	1,299,058
CLP	4,794,677,415	USD	5,417,102	Bank of America N.A.	3/15/23	567,539
USD	6,739,370	CLP	6,038,475,940	Bank of America N.A.	3/15/23	(797,760)
USD	6,168,670	CLP	5,336,824,807	Bank of America N.A.	3/15/23	(492,671)
CNY	102,009,628	USD	14,773,299	Morgan Stanley	3/15/23	373,283
CNY	61,157,457	USD	8,924,839	Morgan Stanley	3/15/23	155,936
CNY	41,074,658	USD	6,004,154	Morgan Stanley	3/15/23	94,689
USD	5,906,794	CNY	39,956,506	Morgan Stanley	3/15/23	(26,024)
USD	2,746,553	CNY	18,536,487	Morgan Stanley	3/15/23	(5,779)
COP	12,857,858,565	USD	2,612,855	Morgan Stanley	3/15/23	118,546
COP	30,328,860,525	USD	6,236,657	Morgan Stanley	3/15/23	206,117
COP	29,891,537,282	USD	6,185,522	Morgan Stanley	3/15/23	164,350
COP	27,443,399,033	USD	5,750,982	Morgan Stanley	3/15/23	78,831
USD	2,319,976	COP	11,302,924,805	Morgan Stanley	3/15/23	(81,109)
USD	3,539,076	COP	17,242,378,497	Morgan Stanley	3/15/23	(123,730)
USD	6,958,864	COP	34,763,003,996	Morgan Stanley	3/15/23	(425,857)
USD	6,582,661	COP	30,329,609,921	Morgan Stanley	3/15/23	139,728
USD	6,300,671	COP	28,872,824,964	Morgan Stanley	3/15/23	167,204
CZK	137,738,376	USD	5,942,378	UBS AG	3/15/23	340,060
CZK	83,859,735	USD	3,661,997	UBS AG	3/15/23	162,961
USD	14,125,591	CZK	328,236,355	UBS AG	3/15/23	(845,722)
USD	1,531,371	CZK	34,036,402	UBS AG	3/15/23	(21,076)
HKD	70,996,780	USD	9,105,887	Bank of America N.A.	3/15/23	(32,785)
USD	9,107,990	HKD	70,996,780	Bank of America N.A.	3/15/23	34,887
HUF	3,445,173,986	USD	8,543,985	UBS AG	3/16/23	897,712
HUF	3,370,395,781	USD	8,692,188	UBS AG	3/16/23	544,575
HUF	2,223,225,282	USD	5,905,451	UBS AG	3/16/23	187,425
HUF	1,153,963,351	USD	3,048,136	UBS AG	3/16/23	114,367
HUF	475,385,675	USD	1,257,834	UBS AG	3/16/23	44,988
HUF	1,159,937,907	USD	3,186,205	UBS AG	3/16/23	(7,329)
USD	8,804,206	HUF	3,445,173,986	UBS AG	3/16/23	(637,491)
USD	2,983,458	HUF	1,145,200,428	UBS AG	3/16/23	(155,029)
USD	470,850	HUF	176,458,250	UBS AG	3/16/23	(12,744)
IDR	155,744,213,050	USD	9,953,615	Goldman Sachs & Co.	3/15/23	421,854
IDR	48,496,775,397	USD	3,112,159	Goldman Sachs & Co.	3/15/23	118,630
IDR	95,198,806,781	USD	6,124,079	Goldman Sachs & Co.	3/15/23	217,937
IDR	79,093,322,226	USD	5,299,740	Goldman Sachs & Co.	3/15/23	(30,650)
USD	5,707,007	IDR	88,818,141,864	Goldman Sachs & Co.	3/15/23	(209,938)
USD	2,838,012	IDR	44,349,612,125	Goldman Sachs & Co.	3/15/23	(116,499)
USD	8,248,750	IDR	125,257,261,320	Goldman Sachs & Co.	3/15/23	(95,720)
USD	3,178,014	IDR	47,644,780,291	Goldman Sachs & Co.	3/15/23	3,983
ILS	40,176,564	USD	11,653,150	UBS AG	3/15/23	3,466
USD	5,946,908	ILS	20,124,335	UBS AG	3/15/23	108,140
USD	5,853,811	ILS	20,052,229	UBS AG	3/15/23	35,963
USD	4,401,606	ILS	15,316,267	UBS AG	3/15/23	(42,175)
USD	4,519,130	ILS	15,915,473	UBS AG	3/15/23	(98,501)
USD	3,054,346	ILS	10,575,672	UBS AG	3/15/23	(14,024)
USD	3,452,084	ILS	11,864,469	UBS AG	3/15/23	9,790
INR	986,586,623	USD	12,042,706	Morgan Stanley	3/15/23	(12,606)

INR	742,982,774	USD	9,129,796	Morgan Stanley	3/15/23	(70,118)
USD	12,532,522	INR	1,024,659,034	Goldman Sachs & Co.	3/15/23	38,180
USD	8,635,069	INR	718,567,236	Morgan Stanley	3/15/23	(126,895)
USD	3,243,412	INR	268,019,387	Morgan Stanley	3/15/23	(24,724)
USD	9,072,937	INR	742,982,774	Morgan Stanley	3/15/23	13,259
KRW	7,653,409,324	USD	5,832,947	Morgan Stanley	3/15/23	381,678
KRW	5,771,735,266	USD	4,509,873	Morgan Stanley	3/15/23	176,819
KRW	5,746,258,195	USD	4,490,359	Morgan Stanley	3/15/23	175,645
KRW	7,521,439,257	USD	5,885,320	Morgan Stanley	3/15/23	222,144
USD	5,901,765	KRW	7,653,409,324	Morgan Stanley	3/15/23	(312,859)
USD	8,822,668	KRW	11,517,993,461	Morgan Stanley	3/15/23	(530,027)
USD	6,085,307	KRW	7,521,439,257	Morgan Stanley	3/15/23	(22,157)
USD	12,454,589	KRW	15,349,035,442	Morgan Stanley	3/15/23	(8,941)
MXN	1,650,000,000	USD	82,502,063	UBS AG	3/15/23	4,479,263
MXN	54,168,765	USD	2,728,974	UBS AG	3/15/23	126,584
MXN	6,623,603	USD	337,508	UBS AG	3/15/23	11,662
MXN	104,724,832	USD	5,380,161	UBS AG	3/15/23	140,509
USD	23,751,307	MXN	476,501,209	UBS AG	3/15/23	(1,367,909)
USD	3,706,297	MXN	74,394,644	UBS AG	3/15/23	(215,488)
USD	74,224,022	MXN	1,485,000,000	UBS AG	3/15/23	(4,059,171)
USD	2,747,604	MXN	55,262,530	UBS AG	3/15/23	(165,613)
USD	1,042,476	MXN	19,795,866	UBS AG	3/15/23	(1,082)
MYR	17,590,293	USD	4,041,516	Goldman Sachs & Co.	3/15/23	99,228
MYR	2,022,007	USD	468,762	Goldman Sachs & Co.	3/15/23	7,217
USD	3,679,197	MYR	16,245,493	Goldman Sachs & Co.	3/15/23	(144,982)
PEN	24,391,010	USD	6,376,735	Goldman Sachs & Co.	3/15/23	(55,425)
PEN	24,292,233	USD	6,342,288	Goldman Sachs & Co.	3/15/23	(46,578)
PEN	36,443,188	USD	9,394,390	Morgan Stanley	3/15/23	50,429
USD	4,490,430	PEN	17,346,980	Goldman Sachs & Co.	3/15/23	(5,310)
USD	3,113,522	PEN	12,148,964	Goldman Sachs & Co.	3/15/23	(35,071)
USD	3,096,564	PEN	12,136,982	Goldman Sachs & Co.	3/15/23	(48,924)
USD	3,223,657	PEN	12,478,778	Goldman Sachs & Co.	3/15/23	(10,412)
USD	10,455,928	PEN	40,412,160	Morgan Stanley	3/15/23	(17,512)
PHP	483,571,667	USD	8,702,027	Goldman Sachs & Co.	3/15/23	128,527
USD	5,842,011	PHP	324,815,818	Goldman Sachs & Co.	3/15/23	(89,486)
USD	2,840,505	PHP	158,755,849	Goldman Sachs & Co.	3/15/23	(58,552)
USD	4,383,608	PHP	243,246,411	Morgan Stanley	3/15/23	(58,341)
USD	1,472,005	PHP	81,593,242	Morgan Stanley	3/15/23	(17,978)
USD	2,997,865	PHP	168,420,037	Morgan Stanley	3/15/23	(77,672)
USD	3,104,507	PHP	170,362,930	Morgan Stanley	3/15/23	(6,509)
PLN	24,203,242	USD	5,387,957	UBS AG	3/15/23	182,176
PLN	27,266,617	USD	6,139,747	UBS AG	3/15/23	135,391
USD	1,978,212	PLN	8,962,410	UBS AG	3/15/23	(84,396)
USD	3,261,640	PLN	14,605,625	UBS AG	3/15/23	(99,698)
RON	28,009,808	USD	6,211,978	UBS AG	3/15/23	(34,753)
USD	5,065,835	RON	23,339,161	UBS AG	3/15/23	(81,336)
SGD	4,119,308	USD	3,127,559	Bank of America N.A.	3/15/23	10,539
USD	9,102,526	SGD	12,105,996	Bank of America N.A.	3/15/23	(119,848)
USD	3,250,400	SGD	4,285,230	Bank of America N.A.	3/15/23	(14,097)
THB	361,700,158	USD	10,485,582	Bank of America N.A.	3/15/23	517,891
THB	400,529,898	USD	11,637,222	Bank of America N.A.	3/15/23	547,512
THB	104,854,404	USD	3,041,727	Bank of America N.A.	3/15/23	148,105
THB	109,701,338	USD	3,188,066	Bank of America N.A.	3/15/23	149,217
USD	3,815,164	THB	128,723,650	Bank of America N.A.	3/15/23	(100,806)
USD	12,253,962	THB	400,765,829	Bank of America N.A.	3/15/23	62,051

TWD	366,366,913	USD	12,200,030	Goldman Sachs & Co.	3/15/23	62,594
USD	5,941,596	TWD	180,802,751	Goldman Sachs & Co.	3/15/23	(110,032)
USD	2,996,196	TWD	91,219,198	Goldman Sachs & Co.	3/15/23	(56,991)
USD	3,122,971	TWD	94,344,964	Goldman Sachs & Co.	3/15/23	(34,838)
USD	6,937,322	ZAR	119,857,769	UBS AG	3/15/23	73,534
USD	7,842,932	ZAR	136,192,510	UBS AG	3/15/23	43,717
USD	4,141,718	ZAR	72,119,735	UBS AG	3/15/23	11,702
USD	2,710,019	ZAR	46,198,534	UBS AG	3/15/23	64,409
USD	8,161,059	ZAR	139,623,478	UBS AG	3/15/23	165,366
USD	786,379	ZAR	13,627,784	UBS AG	3/15/23	5,969
USD	6,190,469	ZAR	108,159,869	UBS AG	3/15/23	(3,426)
ZAR	94,793,473	USD	5,489,864	UBS AG	3/15/23	(61,410)
ZAR	115,861,732	USD	6,563,065	UBS AG	3/15/23	71,885
ZAR	107,971,248	USD	6,366,417	UBS AG	3/15/23	(183,324)
ZAR	164,271,372	USD	9,537,519	UBS AG	3/15/23	(130,338)
ZAR	113,086,820	USD	6,480,620	UBS AG	3/15/23	(4,578)
						$3,295,323

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	128	March 2023	$26,323,000	$74,782
U.S. Treasury 5-Year Notes	58	March 2023	6,336,047	51,090
U.S. Treasury 10-Year Notes	323	March 2023	36,988,547	(313,270)
U.S. Treasury Long Bonds	1	March 2023	129,875	2,053
			$69,777,469	$(185,345)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Ultra Bonds	25	March 2023	$3,543,750	$(85,414)
U.S. Treasury 10-Year Ultra Notes	336	March 2023	40,724,250	(206,994)
			$44,268,000	$(292,408)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Brazil Government International Bond	Buy	(1.00)%	12/20/27	$33,530,000	$2,244,388	$(434,580)	$1,809,808
Mexico Government International Bond	Buy	(1.00)%	12/20/27	$27,120,000	804,563	(601,628)	202,935
Mexico Government International Bond	Buy	(1.00)%	12/20/27	$6,800,000	(34,665)	(68,320)	(102,985)
Mexico Government International Bond	Buy	(1.00)%	12/20/27	$7,500,000	154,167	(165,014)	(10,847)
Republic of South Africa Government International Bond	Buy	(1.00)%	12/20/27	$18,713,000	1,386,829	(199,909)	1,186,920
					$4,555,282	$(1,469,451)	$3,085,831
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount		Value^
Bank of America N. A.	BZDIOVRA	Pay	11.59%	1/2/24	BRL	88,768,541	$(499,647)
Bank of America N. A.	BZDIOVRA	Pay	12.85%	1/2/24	BRL	110,801,612	(180,250)
Goldman Sachs & Co.	BZDIOVRA	Pay	12.96%	1/2/26	BRL	60,455,066	85,775
Morgan Stanley	BZDIOVRA	Pay	11.03%	1/2/24	BRL	105,566,396	(782,132)
							$(1,376,254)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
BRL	–	Brazilian Real
BZDIOVRA	–	Brazil Interbank Deposit Rate
CLP	–	Chilean Peso
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CZK	–	Czech Koruna
HKD	–	Hong Kong Dollar
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
KRW	–	South Korean Won
LIBOR	–	London Interbank Offered Rate
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
PEN	–	Peruvian Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RON	–	New Romanian Leu
SGD	–	Singapore Dollar
THB	–	Thai Baht
TWD	–	Taiwanese Dollar
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	–	South African Rand
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $134,879,265, which represented 21.6% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)Security is in default.
(4)Non-income producing.
(5)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,506,720. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(6)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $4,609,884.
(7)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,634,648.
(8)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers.  Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$326,886,890	—
Corporate Bonds	—	172,701,616	—
U.S. Treasury Securities	—	13,556,671	—
Preferred Stocks	—	1,527,176	—
Short-Term Investments	$3,634,648	105,484,782	—
	$3,634,648	$620,157,135	—
Other Financial Instruments
Futures Contracts	$127,925	—	—
Swap Agreements	—	$3,285,438	—
Forward Foreign Currency Exchange Contracts	—	16,780,088	—
	$127,925	$20,065,526	—

Liabilities
Other Financial Instruments
Futures Contracts	$605,678	—	—
Swap Agreements	—	$1,575,861	—
Forward Foreign Currency Exchange Contracts	—	13,484,765	—
	$605,678	$15,060,626	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.